Segment Information - Reconciliation of Segment Measure to Income (Loss) Before Benefit from Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Total	$ 16,706	$ 8,219	$ 36,157	$ 21,836	$ 31,495	$ 21,817
Interest expense, net	(3,043)	(2,130)	(10,896)	(4,590)	(6,755)	(11,085)
Income tax (expense) benefit	(3,348)	412	1,563	1,308	3,121	4,968
Depreciation and amortization	(9,740)	(7,412)	(27,084)	(20,262)	(27,705)	(23,915)
Stock-based compensation	(1,149)	(1,055)	(3,439)	(3,577)	(4,345)	(5,794)
Start-up losses and investment in new services	(602)	(634)	(1,283)	(1,091)	(1,874)	(999)
Acquisition costs	(6)	(1,278)	(3,767)	(2,350)	2,400	1,200
Acquisition costs					(3,474)	(1,595)
Fair value changes in contingent put option	26,265		19,240		(7,100)
Fair value changes in financial instruments					(11,160)	352
Fair value changes in warrant options	(9,311)	(2,510)	(9,312)	(4,059)
Fair value changes in compound embedded option	(26,664)		(27,420)
Fair value changes in business acquisitions contingent consideration	(13,404)	(256)	(17,387)	670	(1,392)	158
Short term purchase accounting fair value adjustment to deferred revenue			(243)		(858)
IPO preparation	(6,378)	(20)	(6,908)	(105)	(610)
Discontinued services	(30)		(7,526)
Expenses related to financing transactions			(277)			(398)
Other expenses	(33)	(19)	(179)	(27)
Net loss	$ (30,737)	$ (6,683)	$ (58,761)	$ (12,247)	$ (23,557)	$ (16,491)